Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

(13) Subsequent Events

On July 8, 2020, the Company entered into an agreement to purchase approximately 19,800 containers from a container lessor company for a total cash consideration of $29,900.

On August 20, 2020, Textainer Marine Containers VII Limited (“TMCL VII”), a wholly-owned subsidiary of the Company, issued $380,800 of aggregate Class A and $69,200 of aggregate Class B Series 2020-1 Fixed Rate Asset Backed Notes (“the TMCL VII 2020-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The TMCL VII 2020-1 Bonds totaling $450,000 represent fully-amortizing notes payable over an expected payment term of 8.8 years, but not to exceed a maximum payment term of 25 years. Under the terms of the TMCL VII 2020-1 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2020-1 Bonds were primarily used to pay off the TMCL V 2017-1 Bonds and pay down debt in our secured debt facility and revolving credit facility. The TMCL VII 2020-1 Bonds are secured by a pledge of TMCL VII’s assets.